Financial Instruments - Analysis of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 332.7	£ 369.8	£ 318.3
Bank overdrafts and bonds: amounts falling due within one year	(946.3)	(1,169.0)
Bonds	(3,775.0)	(3,801.8)
Payments due to vendors (earnout agreements)	(198.7)	(160.1)
Liabilities in respect of put options	(103.6)	(342.1)
Derivatives in designated hedge relationships | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31.7	0.6
Derivative liabilities		(53.3)
Financial instruments	31.7	(52.7)
Held at fair value through profit or loss | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	257.2	255.7
Cash and short-term deposits	180.7	219.9
Derivative assets	2.2	5.1
Derivative liabilities	(3.0)	(4.7)
Payments due to vendors (earnout agreements)	(198.7)	(160.1)
Liabilities in respect of put options	(103.6)	(342.1)
Financial instruments	238.4	315.9
Held at fair value through other comprehensive income | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	75.5	114.1
Financial instruments	75.5	114.1
Amortised cost | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Cash and short-term deposits	2,036.8	2,271.6
Bank overdrafts and bonds: amounts falling due within one year	(946.3)	(1,169.0)
Bonds	(3,775.0)	(3,801.8)
Trade and other receivables: amounts falling due within one year	10,601.4	11,338.0
Trade and other receivables: amounts falling due after more than one year	118.3	146.2
Trade and other payables: amounts falling due within one year	(10,917.4)	(11,283.0)
Trade and other payables: amounts falling due after more than one year	(1.5)	(0.9)
Financial instruments	(2,987.3)	(2,841.0)
Carrying value | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	332.7	369.8
Cash and short-term deposits	2,217.5	2,491.5
Bank overdrafts and bonds: amounts falling due within one year	(946.3)	(1,169.0)
Bonds	(3,775.0)	(3,801.8)
Trade and other receivables: amounts falling due within one year	10,601.4	11,338.0
Trade and other receivables: amounts falling due after more than one year	118.3	146.2
Trade and other payables: amounts falling due within one year	(10,917.4)	(11,283.0)
Trade and other payables: amounts falling due after more than one year	(1.5)	(0.9)
Derivative assets	33.9	5.7
Derivative liabilities	(3.0)	(58.0)
Payments due to vendors (earnout agreements)	(198.7)	(160.1)
Liabilities in respect of put options	(103.6)	(342.1)
Financial instruments	£ (2,641.7)	£ (2,463.7)